Gains and losses on disposal and main changes in scope of consolidation - Assets and liabilities of Orange Concessions and its subsidiaries (Details) - EUR (€) € in Millions		12 Months Ended
	Nov. 03, 2021	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Jan. 01, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Assets		€ 108,071	€ 107,676		€ 106,689		€ 104,262
Trade receivables		6,029	5,620		5,320			€ 5,295
Other assets		2,130	1,837		1,383			1,281
Cash and cash equivalents		8,621	8,145		6,481			5,634
Liabilities		108,071	107,676		106,689		104,262
Equity		35,361	37,200	[1]	34,561	[1]	€ 33,364	€ 33,365	[1]
Income statement
Revenue		42,522	42,270		42,238
Finance costs, net		(782)	(1,314)		(1,261)
Income taxes		962	(848)		1,447
Net income		€ 778	€ 5,055		€ 3,222
Orange Concessions
Disclosure of detailed information about business combination [line items]
Assets	€ 1,374
Intangible and tangible assets	925
Financial assets	76
Trade receivables	71
Other assets	60
Cash and cash equivalents	242
Liabilities	1,374
Equity	(62)
Trade payables	632
Financial liabilities	710
Other liabilities	94
Income statement
Revenue	471
Operating income	(23)
Finance costs, net	(21)
Income taxes	(11)
Net income	€ (55)

[1]	2019 and 2020 figures have been restated of the IFRS IC agenda decision on calculation of some retirement indemnities plans (see Note 2.3.1)